                                                                   NATIONS
                                                                     FUNDS
                                            Investments For A Lifetime(SM)
















                                                                  LIFEGOAL
                                                                PORTFOLIOS




                    [GRAPHIC OF WOMAN WALKING WITH BICYCLE]













                           ANNUAL REPORT FOR THE YEAR ENDED MARCH 31, 1997

    NOT                                  MAY LOSE VALUE
    FDIC-
    INSURED                              NO BANK GUARANTEE

NATIONS FUNDS DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUNDS INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUNDS INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUNDS

DEAR SHAREHOLDER:

We are pleased to present the Nations Funds annual report for the fiscal year ended March 31, 1997. Overall, domestic equity markets rewarded investors with strong returns. In fact, during this period the U.S. stock market reached record levels. More recently, the markets have experienced increasing volatility as concerns have surfaced about strong economic growth leading to inflation. When markets experience fluctuations like this, it is often unsettling. Investors should be cautioned, however, not to confuse short-term volatility with long-term trends.

The last two years marked a period that most investors (particularly equity investors) will look back upon with great satisfaction. Domestic equity returns averaged better than 18% during 1996; and for the last two years, have exceeded 50%(1). Several factors contributed to 1996's favorable market results: 1) The continued strength in the U.S. economy; 2) No real evidence of inflationary pressures; 3) U.S. corporations experiencing continued profit growth; and 4) Record cash inflow into equity mutual funds. Investors should note that returns on stocks have been exceptional and well above the historical average of 10.7%.(2)

Looking out into 1997, the investment environment continues to read as if it were being scripted to enhance financial assets -- moderate but persistent economic growth, low inflation and strong earnings. Although the duration of this economic expansion is six years and counting, there does not appear to be anything on the horizon that would move the economy off its current track.

Importantly, after a long period of outperformance by stocks, investors should pay particular attention to their current allocation relative to their objectives and risk tolerance. We are expecting that future advances in the markets will be accompanied by increased volatility and periodic corrections as the market adjusts to factors such as recent changes in monetary policy. While we believe that markets will reach significant new highs before the end of the millennium, markets do not go straight up and there will be periods of decline along the way.

Thank you for your continued confidence in the Nations Funds family of funds.

Sincerely,

/s/ A. Max Walker                          /s/ Mark H. Williamson
-----------------------------------        ------------------------------------
A. Max Walker                              Mark H. Williamson
President and Chairman of the Board        President, NationsBanc Advisors, Inc.

March 31, 1997

(1) AS MEASURED BY THE S&P 500 INDEX.
(2) IBBOTSON ASSOCIATES, STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK

THE NATIONS FUNDS ADVANTAGE

A family of mutual funds investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives or market conditions change. The Nations Funds family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.


                         POTENTIAL RETURN (ARROW RIGHT)


 LIFEGOAL                        LIFEGOAL                         LIFEGOAL
 PORTFOLIOS                      PORTFOLIOS                       PORTFOLIOS

*Nations                        *Nations                         *Nations
 LifeGoal                        LifeGoal                         LifeGoal
 Income &                        Balanced                         Growth
 Growth                          Portfolio                        Portfolio
 Portfolio

                        RISK (VARIABILITY) (ARROW RIGHT)



  For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses (800) 982-2271.

 The Nations Funds family also includes Nations Equity Index Fund, which seeks to match the performance of the S&P 500 fees and expenses.

TIME AND DIVERSIFICATION
CAN SMOOTH OUT
MARKET VOLATILITY

During the past two years, many investors have enjoyed some of the most rewarding stock market gains in history. So if you're relatively new to the financial markets, the market fluctuations over recent months may be an unsettling experience.

We can't say with certainty when this period of market volatility may end. But we can say that it's an entirely normal occurrence. In fact, the history of the market shows both periods of growth and periods of downturns. The good news is that downturns are often short-lived, and have historically been followed by renewed growth.

So instead of focusing on the market's daily ups and downs, keep focused on your long-term goals. By staying invested, you won't miss out on the potential for later gains from a market rebound. You may also want to take advantage of these helpful strategies:

- PUT DIVERSIFICATION ON YOUR SIDE. You may lessen the effect of market fluctuations when you maintain a diversified portfolio of stocks, bonds, and cash investments such as money market funds. In addition, mutual funds make it easy to diversify within each asset class. For example, you can add an international fund if your portfolio is largely domestic equities. Or you can spread your fixed-income component across multiple bond funds that emphasize different maturities and credit qualities.

- REBALANCE YOUR ASSETS. Your original investment allocation among stocks, bonds and money market funds may have shifted over time -- for example, with recent gains, you may have a larger percentage of your investments in stocks than you expect. If needed, you should rebalance your allocations in line with your long-term strategy.

- CONSIDER DOWNTURNS A BUYING OPPORTUNITY. By investing regular amounts in a Nations Funds account on a set interval, regardless of the market's direction, you wind up purchasing more shares when the price is low and fewer when the price is high. This strategy, called dollar-cost averaging, may help lessen the impact of market swings by averaging the cost of your shares over time. And, with a systematic investment plan (SIP), you can have a set amount automatically withdrawn from your bank checking or savings account and invested directly into your Nations Funds account on a monthly or quarterly basis.

Please note that dollar-cost averaging does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities, regardless of fluctuating price levels, you should carefully consider your financial ability to continue your purchases through periods of fluctuating price levels.

So remember, if you have a sound long-term investment program, and your short-term needs are being met, your original decisions should still serve you well. Simply by staying patient, you may increase your likelihood of reaching your investment goals. For more information, please call Nations Funds at 1-800-321-7854.

                       NATIONS LIFEGOAL GROWTH PORTFOLIO
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Andrew M. Silton is Portfolio Manager of Nations LifeGoal Growth Portfolio and President and Managing Director of TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks capital appreciation through exposure to a variety of equity market segments.

PERFORMANCE REVIEW

     For the period from October 15, 1996 (the Portfolio's inception date) through March 31, 1997, Nations LifeGoal Growth Portfolio Investor A Shares provided a total return of 2.05%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Silton shares his views on financial market conditions and Portfolio performance for the period from October 15, 1996 through March 31, 1997.

PLEASE DESCRIBE THE PORTFOLIO'S INVESTMENT STYLE AND PHILOSOPHY.

     Nations LifeGoal Growth Portfolio seeks to achieve long-term capital appreciation through exposure to a diversified mix of equity products. By diversifying the Portfolio's equity exposure across a variety of market segments, the Portfolio should be well positioned to capture long-term growth opportunities. The Portfolio exposes investors to large- and small-capitalization equities as well as international equity markets through its investments in other Nations Funds mutual funds.

WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

     During the reporting period, financial markets were volatile as stronger than expected economic growth was met with investor concerns over the monetary posture of the Federal Reserve Board ("Fed"). Prospects for stronger than anticipated earnings growth have been somewhat offset by fears of an overheating economy and a preemptive tightening of interest rates by the Fed. In that environment, the equity markets have significantly outpaced their fixed income counterparts. Against that market backdrop, Nations LifeGoal Growth Portfolio has been well positioned in domestic equity markets to reward investors. However, the Portfolio's allocation to international markets impeded the Portfolio's overall performance.

BRIEFLY DESCRIBE THE ASSET ALLOCATION PROCESS AND ANY CHANGES THAT HAVE OCCURRED IN THE PORTFOLIO'S ALLOCATION SINCE ITS INCEPTION.

     Nations LifeGoal Growth Portfolio employs a structured and disciplined process to determine the appropriate asset allocation. Quantitative modeling is used to develop expected returns and risk profiles for each asset class. Analysis of historical relationships between asset classes in various market environments is conducted on a regular basis. Appropriate adjustments, if any, are made to the model to incorporate current and expected market environments. The most efficient asset allocation is determined to provide the highest return potential for a given level of risk. Since the Portfolio's inception, no allocation changes have been made as our long-term view of the markets, in relation to the Portfolio's objective has not changed.

DISCUSS THE ASSET ALLOCATION AND UNDERLYING NATIONS FUNDS SELECTION DURING THE COURSE OF THE REPORTING PERIOD AND HOW THIS, ALONG WITH PREVAILING MARKET CONDITIONS, IMPACTED THE PORTFOLIO'S PERFORMANCE.*

     At the end of the reporting period, Nations LifeGoal Growth Portfolio was approximately 45% invested in large-capitalization domestic equity funds (Nations Value and Nations Disciplined Equity Funds), 24% invested in small- and

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

mid-capitalization domestic equity funds (Nations Emerging Growth and Nations Managed SmallCap Index Funds) and 31% invested in international funds (Nations International Equity and Nations Pacific Growth Funds). This asset allocation mix reflects our conviction that long-term growth opportunities exist in the equity markets. The diversified mix of equity exposure across various domestic and international markets reflects our desire to provide long-term growth opportunities to investors, while maintaining a comfortable level of expected volatility. The Portfolio's exposure to small- and mid-capitalization stocks and international equities is expected to offer significant long-term growth opportunities. The volatility of the overall portfolio is expected to be somewhat controlled by the Portfolio's significant investment in large-capitalization domestic equity funds.

     Nations LifeGoal Growth Portfolio has clearly benefited from its dedicated exposure to the equity markets. Since the Portfolio's inception, equity returns have far outpaced the returns offered by the fixed income markets. Within the domestic equity markets, there has been a sharp division, with large-capitalization stocks performing considerably better than their small- and mid-capitalization counterparts. Consequently, the Portfolio's 45% weighting in large-capitalization equity funds was beneficial to investors. Overall, performance was negatively impacted by the 24% weighting in smaller-capitalization funds and by the international fund exposure. International equities (31% of the Portfolio) lagged domestic equity returns; however, the secular growth opportunities available in many foreign markets should provide attractive long-term growth potential.

HOW ARE YOU POSITIONING THE PORTFOLIO GOING FORWARD?

     Equities remain the investment vehicle of choice for investors seeking long-term capital appreciation. To that end, we anticipate that Nations LifeGoal Growth Portfolio will remain fully invested in the equity markets. However, with an increasing concern over the valuation levels of some market segments, there may come a point where we seek to reduce the volatility of the Portfolio by moving to a more conservative mix of equity exposure. Our secular outlook for international stocks remains intact and the recent underperformance of these markets serves to bolster our conviction level.

NATIONS FUNDS
Nations LifeGoal Growth Portfolio
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR A, INVESTOR C AND PRIMARY A SHARES AS OF MARCH 31, 1997

           AGGREGATE TOTAL RETURNS
INVESTOR A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              2.05%

INVESTOR C SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              1.51%**
Since Inception (10/15/96) through
  03/31/97                              2.01%

**adjusted for maximum contingent deferred sales charge of 0.50% when
  Investor C Shares are redeemed within one year of purchase.

PRIMARY A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              2.10%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor A, Investor C and Primary A Shares of Nations LifeGoal Growth Portfolio from October 15, 1996 (inception date). Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

* Nation's LifeGoal Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
'[LEGEND]'
                            PERFORMANCE COMPARISONS

                     INVESTOR A SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
  (FISCAL YEAR COVERED)          INDEX        REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10777           10350
'MAR. 31,|1997'                   11016           10205

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
  (FISCAL YEAR COVERED)          INDEX        REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10777           10352
'MAR. 31,|1997'                   11016           10151

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                              STANDARD &       GROWTH OF
                               POORS 500      INVESTMENT
                               COMPOSITE         WITH
    MEASUREMENT PERIOD        STOCK PRICE    DISTRIBUTIONS
  (FISCAL YEAR COVERED)          INDEX        REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10777           10352
'MAR. 31,|1997'                   11016           10210

--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                   NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Andrew M. Silton is Portfolio Manager of Nations LifeGoal Balanced Growth Portfolio and President and Managing Director of TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks total return through a balanced portfolio of equity and fixed income securities.

PERFORMANCE REVIEW

     For the period from October 15, 1996 (the Portfolio's inception date) through March 31, 1997, Nations LifeGoal Balanced Growth Portfolio Investor A Shares provided a total return of 0.86%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Silton shares his views on financial market conditions and Portfolio performance for the period from October 15, 1996 through March 31, 1997.

PLEASE DESCRIBE THE PORTFOLIO'S INVESTMENT STYLE AND PHILOSOPHY.

     Nations LifeGoal Balanced Growth Portfolio seeks to achieve total return through exposure to a diversified mix of equity and fixed income investments. By diversifying across equity and fixed income instruments, the Portfolio should be well positioned to capture attractive returns from both capital appreciation and current income. Nations LifeGoal Balanced Growth Portfolio allows investors to participate in large- and small-capitalization stocks, bonds, and international equity markets through its investments in other Nations Funds mutual funds.

WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

     During the reporting period, financial markets were volatile as stronger than expected economic growth was met with investor concerns over the monetary posture of the Federal Reserve Board ("Fed"). Prospects for stronger than anticipated earnings growth have been somewhat offset by fears of an overheating economy and a preemptive tightening of interest rates by the Fed. In that environment, the equity markets have significantly outpaced their fixed income counterparts. Against that market backdrop, Nations LifeGoal Balanced Growth Portfolio benefited from its 34% exposure to domestic equities, but its exposure to international funds and longer duration bond funds hampered overall performance.

BRIEFLY DESCRIBE THE ASSET ALLOCATION PROCESS AND ANY CHANGES THAT HAVE OCCURRED IN THE PORTFOLIO'S ALLOCATION SINCE ITS INCEPTION.

     Nations LifeGoal Balanced Growth Portfolio employs a structured and disciplined process to determine the appropriate asset allocation. Quantitative modeling is used to develop expected returns and risk profiles for each asset class. Analysis of historical relationships between asset classes in various market environments is conducted on a regular basis. Appropriate adjustments, if any, are made to the model to incorporate current and expected market environments. The most efficient asset allocation is determined to provide the highest return potential for a given level of risk. In mid-January of 1997, a timely shift was made when a 10% move from bonds into stocks was executed.

DISCUSS THE ASSET ALLOCATION AND UNDERLYING NATIONS FUNDS SELECTION DURING THE COURSE OF THE REPORTING PERIOD AND HOW THIS ALONG WITH PREVAILING MARKET CONDITIONS, IMPACTED THE PORTFOLIO'S PERFORMANCE.*

     At the end of the reporting period, Nations LifeGoal Balanced Growth Portfolio was 24% invested in large-capitalization domestic equity funds (Nations Value and Nations Equity Income Funds), 10% invested in small- and mid-capitalization domestic equity funds (Nations Emerging Growth and Nations Managed SmallCap Index Funds), 15% invested in an international fund (Nations International Equity Fund) and 51% invested in intermediate and long duration bond funds (Nations Strategic Fixed Income, Nations Diversified Income and Nations Global Government

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

Income Funds). This asset allocation reflects our desire to be diversified among equity and fixed income mutual funds. The current mix of stock and bond funds offers investors the growth potential of equities with the income stream of fixed income instruments. In pursuing the desired long-term growth objectives, the Portfolio maintains exposure to small- and mid-capitalization domestic equity funds, although they have not performed as well as we would have hoped. The Portfolio also has emphasized international markets (15% of assets which is the top of the allowable allocation range). Although these funds may exhibit volatility during certain time periods, their overall growth potential is significant. The Portfolio's fixed income exposure represents a diversified mix of international and domestic bond funds. Our expectation is that this mix will allow investors to participate in the benefits of a broad fixed income portfolio with reduced volatility.

     The Portfolio has clearly benefited from its exposure to the domestic equity markets. Since its inception, equity returns have far outpaced the returns offered by fixed income markets. Within the domestic equity markets, there has been a sharp division, with large-capitalization stocks performing considerably better than their small- and mid-capitalization counterparts. Consequently, the Portfolio's 24% weighting in large-capitalization equities (after the January allocation shift) benefited investors. Nations Value and Nations Equity Income Funds, which comprise a significant portion of the Portfolio's holdings, have offered investors competitive returns since the Portfolio's inception. The 10% of the Portfolio invested in small- and mid-capitalization funds performed in line with those sectors of the general equity market, but impeded overall performance. Returns from international equity funds (15% of the Portfolio) lagged those of domestic equity funds; however, the secular growth opportunities available in many foreign markets should provide attractive long-term growth potential.

     The fixed income portion of the Portfolio was invested in intermediate- and long-term bond funds. While rising U.S. interest rates hurt these types of funds, the underlying Funds (Nations Strategic Fixed Income, Nations Diversified Income and Nations Global Government Income Funds) had adopted a defensive posture, shortening their durations, in the wake of strong economic data. In addition, Nations Diversified Income Fund benefited from its corporate bond exposure. The combined effects of a defensive duration posture and exposure to corporate debt securities benefited the Portfolio relative to more aggressive fixed income positioning. However, the Portfolio's 51% weighting in fixed-income mutual funds muted overall performance. Although strong economic data acted to push interest rates higher, the health of the overall economy helped to alleviate corporate credit concerns.

HOW ARE YOU POSITIONING THE PORTFOLIO GOING FORWARD?

     Nations LifeGoal Balanced Growth Portfolio will continue to pursue a strategy of building a diversified allocation of stock and bond funds. However, with an increasing concern over the valuation levels of some segments of the equity market, there may come a point where we seek to reduce the volatility of the Portfolio by moving to a more conservative mix of equity and fixed income exposure. Our secular outlook for international stocks remains intact and the recent underperformance of these markets serves to bolster our conviction level.

NATIONS FUNDS
Nations LifeGoal Balanced Growth Portfolio

--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR A, INVESTOR C AND PRIMARY A SHARES AS OF MARCH 31, 1997

AGGREGATE TOTAL RETURN
INVESTOR A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              0.86%

INVESTOR C SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              0.35%**
Since Inception (10/15/96) through
  03/31/97                              0.85%

**adjusted for maximum contingent deferred sales charge of 0.50% when
  Investor C Shares are redeemed within one year of purchase.

PRIMARY A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              0.90%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor A, Investor C and Primary A Shares of Nations LifeGoal Balanced Growth Portfolio on October 15, 1996 (inception date). Figures for the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks, include reinvestment of dividends. Figures for the Lehman Aggregate Bond Index, which is an unmanaged index comprised of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues, includes reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

* Nations LifeGoal Balanced Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
[LEGEND]
                            PERFORMANCE COMPARISONS

                     INVESTOR A SHARES AS OF MARCH 31, 1997

                       STANDARD &                GROWTH OF
                       POOR'S 500     LEHMAN     INVESTMENT
 MEASUREMENT PERIOD    COMPOSITE     BROTHERS       WITH
    (FISCAL YEAR         STOCK      AGGREGATE    DISTRIBUTIONS
      COVERED)           INDEX      BOND INDEX   REINVESTED
'OCT. 15,|1996'           10000        10000        10000
'NOV. 30,|1996'           10777        10126        10246
'MAR. 31,|1997'           11016         9898        10086

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                       STANDARD &                GROWTH OF
                       POOR'S 500     LEHMAN     INVESTMENT
 MEASUREMENT PERIOD    COMPOSITE     BROTHERS       WITH
    (FISCAL YEAR         STOCK      AGGREGATE    DISTRIBUTIONS
      COVERED)           INDEX      BOND INDEX   REINVESTED
'OCT. 15,|1996'           10000        10000        10000
'NOV. 30,|1996'           10777        10126        10247
'MAR. 31,|1997'           11016         9898        10036

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                       STANDARD &                GROWTH OF
                       POOR'S 500     LEHMAN     INVESTMENT
 MEASUREMENT PERIOD    COMPOSITE     BROTHERS       WITH
    (FISCAL YEAR         STOCK      AGGREGATE    DISTRIBUTIONS
      COVERED)           INDEX      BOND INDEX   REINVESTED
'OCT. 15,|1996'           10000        10000        10000
'NOV. 30,|1996'           10777        10126        10247
'MAR. 31,|1997'           11016         9898        10090

--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                  NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Andrew M. Silton is Portfolio Manager of Nations LifeGoal Income and Growth Fund and President and Managing Director of TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks current income and modest growth to protect against inflation and to preserve purchasing power.

PERFORMANCE REVIEW

     For the period from October 15, 1996 (the Portfolio's inception date) through March 31, 1997, Nations LifeGoal Income and Growth Portfolio Investor A Shares provided a total return of 2.54%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Silton shares his views on financial market conditions and Portfolio performance for the period from October 15, 1996 through March 31, 1997.

PLEASE DESCRIBE THE PORTFOLIO'S INVESTMENT STYLE AND PHILOSOPHY.

     Nations LifeGoal Income and Growth Portfolio seeks to produce current income and modest growth to protect against inflation through exposure to a diversified mix of equity and fixed income investments. By diversifying across mutual funds that invest in equities and fixed income instruments, the Portfolio should be well positioned to capture attractive returns from both current income and growth opportunities. Nations LifeGoal Income and Growth Portfolio allows investors to participate in large- and small-capitalization stocks, bonds, and international equity markets through the Portfolio's investments in other Nations Funds mutual funds.

WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

     During the reporting period, financial markets were volatile as stronger than expected economic growth was met with investor concerns over the monetary posture of the Federal Reserve Board ("Fed"). Prospects for stronger than anticipated earnings growth have been somewhat offset by fears of an overheating economy and a preemptive tightening of interest rates by the Fed. In that environment, the equity markets have significantly outpaced their fixed income counterparts. Against that market backdrop, the Portfolio benefited from its 30% weighting in equity fund; however, returns were somewhat muted by the Portfolio's 70% weighting in bond funds.

BRIEFLY DESCRIBE THE ASSET ALLOCATION PROCESS.

     Nations LifeGoal Income and Growth Portfolio employs a structured and disciplined process to determine the appropriate asset allocation. Quantitative modeling is used to develop expected returns and risk profiles for each asset class. Analysis of historical relationships among asset classes in various market environments is conducted on a regular basis. Appropriate adjustments, if any, are made to the model to incorporate current and expected market environments. The most efficient asset allocation is the one that provides for the highest return potential for a given level of risk.

DISCUSS THE ASSET ALLOCATION AND UNDERLYING NATIONS FUNDS SELECTION DURING THE COURSE OF THE REPORTING PERIOD AND HOW THIS, ALONG WITH PREVAILING MARKET CONDITIONS, IMPACTED THE PORTFOLIO'S PERFORMANCE.*

     At the end of the reporting period, Nations LifeGoal Income and Growth Portfolio was 20% invested in a large-capitalization domestic equity fund (Nations Equity Income Fund), 10% invested in an international fund (Nations International Equity Fund) and 70% invested in short-duration bond funds (Nations Short-Term Income and Nations Short-Intermediate Government Funds). This asset allocation reflects our desire to be diversified among equities and fixed income mutual funds. The current mix of stock and bond funds offers investors growth potential in the form of equity

---------------

* Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

exposure, but the emphasis is on the income stream of fixed income instruments. The Portfolio's exposure to the equity market through its investment in Nations Equity Income Fund allows investors to participate in the equity market as well as enjoy the advantages of reduced volatility and the potential for a solid dividend return. The Portfolio has maintained a relatively conservative approach to the fixed income markets through its investment in Nations Short-Term Income Fund.

     Nations LifeGoal Income and Growth Portfolio has clearly benefited from its modest exposure to the equity market, via Nations Equity Income Fund. Since the Portfolio's inception, equity returns, particularly those of large-capitalization stocks, have far outpaced the returns offered by the fixed income markets. The Portfolio's exposure to international markets acted as a drag on overall performance as international equities lagged domestic equity returns; however, the secular growth opportunities available in many foreign markets should provide attractive long-term growth potential.

     The fixed income portion of the Portfolio was invested in underlying Nations Funds that invest primarily in short duration bonds. In recent months, interest rates have risen, enabling these Funds to outperform, on a relative basis, their long duration counterparts. Nonetheless, the Portfolio's emphasis on fixed income investments has muted the Portfolio's overall returns.

HOW ARE YOU POSITIONING THE PORTFOLIO GOING FORWARD?

     Consistent with its investment objective, the Portfolio will continue to allocate assets across stock and bond funds with particular emphasis on fixed income exposure. Although the Portfolio will emphasize fixed income funds in order to pursue its objective, we expect that a modest position in domestic and international equity funds will be maintained. Although our expectation is for volatility to persist in the domestic equity markets, a component of the Portfolio will remain in equity funds in order to offer investors the potential for an element of long-term growth.

NATIONS FUNDS
Nations LifeGoal Income and Growth Portfolio

--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR A, INVESTOR C AND PRIMARY A SHARES AS OF MARCH 31, 1997

AGGREGATE TOTAL RETURN
INVESTOR A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              2.54%

INVESTOR C SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              2.04%**
Since Inception (10/15/96) through
  03/31/97                              2.54%

**adjusted for maximum contingent deferred sales charge of 0.50% when
  Investor C Shares are redeemed within one year of purchase.

PRIMARY A SHARES
---------------------------------------------
Since Inception (10/15/96)* through
  03/31/97                              2.59%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor A, Investor C and Primary A Shares of Nations LifeGoal Income and Growth Portfolio on October 15, 1996 (inception date). Figures for the Lehman Aggregate Bond Index, which is an unmanaged index comprised of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues, include reinvestment of dividends.

Each chart assumes the reinvestment of all distributions.

* Nations LifeGoal Income and Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
[LEGEND]
                            PERFORMANCE COMPARISONS

                     INVESTOR A SHARES AS OF MARCH 31, 1997

                                               GROWTH OF
                                LEHMAN        INVESTMENT
                               BROTHERS          WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS
  (FISCAL YEAR COVERED)       BOND INDEX      REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10126           10205
'MAR. 31,|1997'                    9898           10254

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                               GROWTH OF
                                LEHMAN        INVESTMENT
                               BROTHERS          WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS
  (FISCAL YEAR COVERED)       BOND INDEX      REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10126           10208
'MAR. 31,|1997'                    9898           10204

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                               GROWTH OF
                                LEHMAN        INVESTMENT
                               BROTHERS          WITH
    MEASUREMENT PERIOD         AGGREGATE     DISTRIBUTIONS
  (FISCAL YEAR COVERED)       BOND INDEX      REINVESTED
'OCT. 15,|1996'                   10000           10000
'NOV. 30,|1996'                   10126           10208
'MAR. 31,|1997'                    9898           10259

--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
NATIONS LIFEGOAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                                                                                 VALUE
SHARES                                                                                          (NOTE 1)
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 98.2%
 13,393     Nations Disciplined Equity Fund -- 14.6%......................................     $  247,360
 18,532     Nations Emerging Growth Fund -- 14.1%.........................................        238,322
 26,296     Nations International Equity Fund -- 20.4%....................................        345,271
 16,785     Nations Managed SmallCap Index Fund -- 9.8%...................................        164,998
 15,848     Nations Pacific Growth Fund -- 9.7%...........................................        164,978
     19     Nations Prime Fund -- 0.0%#...................................................             19
 28,016     Nations Value Fund -- 29.6%...................................................        500,646
                                                                                               ----------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $1,743,738).........................      1,661,594
                                                                                               ----------
TOTAL INVESTMENTS (Cost $1,743,738*)................................................  98.2%     1,661,594
OTHER ASSETS AND LIABILITIES (NET)..................................................   1.8         30,835
                                                                                      -----    ----------
NET ASSETS.......................................................................... 100.0%    $1,692,429
                                                                                     =====     ==========

---------------
*  Aggregate cost for Federal tax purposes was $1,745,879.

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                                                                                 VALUE
SHARES                                                                                          (NOTE 1)
---------------------------------------------------------------------------------------------------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
 45,339     Nations Diversified Income Fund -- 20.6%....................................       $  458,377
  8,171     Nations Emerging Growth Fund -- 4.7%........................................          105,079
 17,307     Nations Equity Income Fund -- 9.5%..........................................          212,870
 23,117     Nations Global Government Income Fund -- 10.2%..............................          226,311
 25,771     Nations International Equity Fund -- 15.2%..................................          338,370
 11,014     Nations Managed SmallCap Index Fund -- 4.9%.................................          108,270
     25     Nations Prime Fund -- 0.0%#.................................................               25
 46,861     Nations Strategic Fixed Income Fund -- 20.3%................................          450,803
 18,230     Nations Value Fund -- 14.6%.................................................          325,765
                                                                                               ----------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $2,299,114).......................        2,225,870
                                                                                               ==========
TOTAL INVESTMENTS (Cost $2,299,114*).............................................. 100.0%       2,225,870
OTHER ASSETS AND LIABILITIES (NET)................................................  (0.0)#           (796)
                                                                                   -----       ----------
NET ASSETS........................................................................ 100.0%      $2,225,074
                                                                                   =====       ==========

---------------
*  Aggregate cost for Federal tax purposes was $2,299,301.

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                                                                                  VALUE
SHARES                                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
  5,687     Nations Equity Income Fund -- 19.7%...........................................       $ 69,944
  2,699     Nations International Equity Fund -- 10.0%....................................         35,432
     29     Nations Prime Fund -- 0.0%#...................................................             29
 13,330     Nations Short-Intermediate Government Fund -- 15.0%...........................         53,188
 20,271     Nations Short-Term Income Fund -- 55.3%.......................................        196,220
                                                                                                 --------
            TOTAL INVESTMENT COMPANY SECURITIES (Cost $359,827)...........................        354,813
                                                                                                 --------
TOTAL INVESTMENTS (Cost $359,827*).................................................. 100.0%       354,813
OTHER ASSETS AND LIABILITIES (NET)..................................................  (0.0)          (154)
                                                                                     -----       --------
NET ASSETS.......................................................................... 100.0%      $354,659
                                                                                     -----       --------

---------------
*  Aggregate cost for Federal tax purposes was $359,869.

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1997

                                                                                      NATIONS       NATIONS
                                                                        NATIONS       LIFEGOAL      LIFEGOAL
                                                                        LIFEGOAL      BALANCED     INCOME AND
                                                                         GROWTH        GROWTH        GROWTH
                                                                       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                       --------------------------------------
ASSETS:
Investments, at value. See accompanying schedules (Note 1)..........   $1,661,594    $2,225,870     $354,813
Dividends and interest receivable...................................           --         5,134          897
Receivable for Portfolio shares sold................................       67,278        63,505       29,100
                                                                       ----------    ----------     --------
     Total Assets...................................................    1,728,872     2,294,509      384,810
                                                                       ----------    ----------     --------
LIABILITIES:
Payable for investment securities purchased.........................       35,659        68,862       30,040
Investment advisory fee payable (Note 2)............................          510           551           91
Shareholder servicing and distribution fees payable (Note 3)........          274            22           20
                                                                       ----------    ----------     --------
     Total Liabilities..............................................       36,443        69,435       30,151
                                                                       ----------    ----------     --------
NET ASSETS..........................................................   $1,692,429    $2,225,074     $354,659
                                                                       ----------    ----------    ----------
Investments, at cost................................................   $1,743,738    $2,299,114     $359,827
                                                                       ----------    ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                                   NATIONS       NATIONS
                                                                     NATIONS       LIFEGOAL     LIFEGOAL
                                                                     LIFEGOAL      BALANCED    INCOME AND
                                                                      GROWTH        GROWTH       GROWTH
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    --------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income..............................   $      174    $      695    $      75
Accumulated net realized gain on investments.....................        3,232           558          621
Net unrealized depreciation of investments.......................      (82,144)      (73,244)      (5,014)
Paid-in capital..................................................    1,771,167     2,297,065      358,977
                                                                    ----------    ----------     --------
                                                                    $1,692,429    $2,225,074    $ 354,659
                                                                    ----------    ----------   ----------
NET ASSETS:
Primary A Shares.................................................   $  929,455    $2,113,923    $ 222,687
                                                                    ----------    ----------   ----------
Investor A Shares................................................   $  681,093    $   93,609    $ 131,015
                                                                    ----------    ----------   ----------
Investor C Shares................................................   $   81,881    $   17,542    $     957
                                                                    ----------    ----------    ---------
SHARES OUTSTANDING:
Primary A Shares.................................................       91,607       212,550       22,336
                                                                    ----------    ----------      -------
Investor A Shares................................................       67,126         9,408       13,144
                                                                    ----------    ----------      -------
Investor C Shares................................................        8,070         1,763           96
                                                                    ----------    ----------       ------
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.........       $10.15         $9.95        $9.97
                                                                        ------         -----       ------
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.........       $10.15         $9.95        $9.97
                                                                        ------         -----       ------
INVESTOR C SHARES:
Net asset value and offering price per share*....................       $10.15         $9.95        $9.97
                                                                        ------         -----       ------

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1997

                                                                                          NATIONS         NATIONS
                                                                          NATIONS         LIFEGOAL        LIFEGOAL
                                                                          LIFEGOAL        BALANCED       INCOME AND
                                                                           GROWTH          GROWTH          GROWTH
                                                                        PORTFOLIO(A)    PORTFOLIO(A)    PORTFOLIO(A)
                                                                        --------------------------------------------
INVESTMENT INCOME:
Dividends............................................................     $  2,766        $  9,221        $  2,408
                                                                          --------        --------         -------
EXPENSES:
Investment advisory fee (Note 2).....................................          510             551              91
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares..................................................          205              14              20
  Investor C Shares..................................................           69               8               0#
                                                                          --------        --------         -------
     Total expenses..................................................          784             573             111
                                                                          --------        --------         -------
NET INVESTMENT INCOME................................................        1,982           8,648           2,297
                                                                          --------        --------         -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1
  AND 4):
Net realized gain/(loss) on investments during the period............        1,056            (146)            (34)
Capital gain distributions received..................................        2,176             704             655
Net unrealized depreciation of investments during the period.........      (82,144)        (73,244)         (5,014)
                                                                          --------        --------         -------
Net realized and unrealized loss on investments......................      (78,912)        (72,686)         (4,393)
                                                                          --------        --------         -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................     $(76,930)       $(64,038)       $ (2,096)
                                                                          --------        --------         -------

---------------
(a) Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio and Nations LifeGoal Income and Growth Portfolio commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
#   Amount represents less than $1.00.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1997

                                                                                         NATIONS         NATIONS
                                                                         NATIONS        LIFEGOAL        LIFEGOAL
                                                                        LIFEGOAL        BALANCED       INCOME AND
                                                                         GROWTH          GROWTH          GROWTH
                                                                      PORTFOLIO(a)    PORTFOLIO(a)    PORTFOLIO(a)
                                                                            ---------------------------------------
Net investment income...............................................   $     1,982     $     8,648      $   2,297
Net realized gain/(loss) on investments during the period...........         1,056            (146)           (34)
Capital gain distributions received.................................         2,176             704            655
Unrealized depreciation of investments during the period............       (82,144)        (73,244)        (5,014)
                                                                        ----------      ----------       --------
Net decrease in net assets resulting from operations................       (76,930)        (64,038)        (2,096)
Distributions to shareholders from net investment income:
  Primary A Shares..................................................        (1,219)         (7,739)        (1,688)
  Investor A Shares.................................................          (588)           (162)          (531)
  Investor C Shares.................................................            (1)            (52)            (3)
Net increase in net assets from Portfolio share transactions (Note
  5):
  Primary A Shares..................................................       939,556       2,153,893        195,503
  Investor A Shares.................................................       707,365          95,005        132,419
  Investor C Shares.................................................        84,008          18,021            960
                                                                        ----------      ----------       --------
Net increase in net assets..........................................     1,652,191       2,194,928        324,564
NET ASSETS:
Beginning of period.................................................        40,238          30,146         30,095
                                                                       ===========     ===========      =========

End of period.......................................................   $ 1,692,429     $ 2,225,074      $ 354,659
                                                                      ------------    ------------    -----------
Undistributed net investment income at end of period................   $       174     $       695      $      75
                                                                       ===========     ===========      =========

---------------
(a) Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio and Nations LifeGoal Income and Growth Portfolio commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                        PRIMARY A     INVESTOR A     INVESTOR C
                                                                         SHARES         SHARES         SHARES
                                                                        ---------     ----------     ----------
                                                                         PERIOD         PERIOD         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                        03/31/97*     03/31/97*      03/31/97*
                                                                           ------------------------------------
NATIONS LIFEGOAL GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $ 10.06        $10.06         $10.06
                                                                           -----       -------       --------
Net investment income.................................................      0.12          0.12           0.11
Net realized and unrealized gain on investments.......................      0.09          0.09           0.09
                                                                           -----       -------       --------
Net increase in net assets resulting from investment operations.......      0.21          0.21           0.20
DISTRIBUTIONS:
Dividends from net investment income..................................     (0.12)        (0.12)         (0.11)
                                                                           -----       -------       --------
Total distributions...................................................     (0.12)        (0.12)         (0.11)
                                                                           -----       -------       --------
Net asset value, end of period........................................   $ 10.15        $10.15         $10.15
                                                                         =======       =======        =======
Total return++........................................................      2.10%         2.05%          2.01%
                                                                         =======       =======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................................   $   929        $  681         $   82
Ratio of operating expenses to average net assets+++..................      0.25%+        0.50%+         0.75%+
Ratio of net investment income to average net assets..................      1.11%+        0.86%+         0.61%+
Portfolio turnover rate...............................................        25%           25%            25%

---------------
  * Nations LifeGoal Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.06 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                        PRIMARY A     INVESTOR A     INVESTOR C
                                                                         SHARES         SHARES         SHARES
                                                                        ---------     ----------     ----------
                                                                         PERIOD         PERIOD         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                        03/31/97*     03/31/97*      03/31/97*
                                                                           ------------------------------------
NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $ 10.05        $10.05         $10.05
                                                                           -----       -------       --------
Net investment income.................................................      0.19          0.19           0.19
Net realized and unrealized loss on investments.......................     (0.10)        (0.10)         (0.10)
                                                                           -----       -------       --------
Net increase in net assets resulting from investment operations.......      0.09          0.09           0.09
DISTRIBUTIONS:
Dividends from net investment income..................................     (0.19)        (0.19)         (0.19)
                                                                           -----       -------       --------
Total distributions...................................................     (0.19)        (0.19)         (0.19)
                                                                           -----       -------       --------
Net asset value, end of period........................................   $  9.95        $ 9.95         $ 9.95
                                                                         -------      --------       --------
Total return++........................................................      0.90%         0.86%          0.85%
                                                                         -------      --------       --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................................   $ 2,114        $   94         $   18
Ratio of operating expenses to average net assets+++..................      0.25%+        0.50%+         0.75%+
Ratio of net investment income to average net assets..................      3.94%+        3.69%+         3.44%+
Portfolio turnover rate...............................................         1%            1%             1%

---------------
  * Nations LifeGoal Balanced Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.05 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                        PRIMARY A     INVESTOR A     INVESTOR C
                                                                         SHARES         SHARES         SHARES
                                                                        ---------     ----------     ----------
                                                                         PERIOD         PERIOD         PERIOD
                                                                          ENDED         ENDED          ENDED
                                                                        03/31/97*     03/31/97*      03/31/97*
                                                                           ------------------------------------
NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $ 10.03        $10.03         $10.03
                                                                           -----       -------       --------
Net investment income.................................................      0.32          0.31           0.31
Net realized and unrealized loss on investments.......................     (0.06)        (0.06)         (0.06)
                                                                           -----       -------       --------
Net increase in net assets resulting from investment operations.......      0.26          0.25           0.25
DISTRIBUTIONS:
Dividends from net investment income..................................     (0.32)        (0.31)         (0.31)
                                                                           -----       -------       --------
Total distributions...................................................     (0.32)        (0.31)         (0.31)
                                                                           -----       -------       --------
Net asset value, end of period........................................   $  9.97        $ 9.97         $ 9.97
                                                                         =======       =======       ========
Total return++........................................................      2.59%         2.54%          2.54%
                                                                         =======       =======       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................................   $   223        $  131         $    1
Ratio of operating expenses to average net assets+++..................      0.25%+        0.50%+         0.75%+
Ratio of net investment income to average net assets..................      6.34%+        6.09%+         5.84%+
Portfolio turnover rate...............................................         2%            2%             2%

---------------
  * Nations LifeGoal Income and Growth Portfolio's Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996 at $10.03 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations LifeGoal Funds, Inc. (the "Company") was organized as a Maryland Corporation on July 3, 1996 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Company was established in order to offer a range of asset allocation and diversification strategies to accommodate different investment philosophies and goals. The Company offers three portfolios: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in other mutual funds (the "Underlying Funds") sponsored and managed by NationsBank. The Portfolios offer three classes of shares: Primary A Shares, Investor A Shares and Investor C Shares. The Board of Directors of the Company has also authorized the issuance of Primary B Shares for all Portfolios. As of March 31, 1997, no Primary B Shares have been issued to the public. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

On October 15, 1996, the Company commenced the sale of its shares to the public. On October 2, 1996, Stephens Inc., the Company's distributor, made an initial capital investment into each Portfolio, which was in turn invested into the Underlying Funds. The operating results from October 2, 1996 through October 14, 1996 have been reflected in the beginning net asset values reported in the Statement of Operations and the Financial Highlights.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

1.  SIGNIFICANT ACCOUNTING POLICIES.

Portfolio Valuation: Investments in the Underlying Funds are valued at the price of each Primary A Share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed on the specific identification of the securities sold. Distributions from the Underlying Funds are recorded on ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the income is earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing characterization of distributions made by a Portfolio as a whole.

Federal Income Tax: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Company are allocated to the relevant Portfolios based upon relative net assets. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds. Operating expenses directly attributable to a Portfolio or class of shares are charged to that Portfolio's or class's operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Portfolios. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive advisory fees at the annual rate of 0.25% of the average daily net assets of each Portfolio and has agreed to bear any and all fees and expenses of the Portfolios (other than the management fee payable under the agreement), except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.

The Company has, on behalf of its Portfolios, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.05% of the average daily net assets of each Portfolio.

Stephens Inc. ("Stephens") serves as the administrator of the Company pursuant to an administration agreement (the "Administration Agreement"). Stephens receives no compensation for its services from the Portfolios.

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Portfolios. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Portfolios' shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Portfolios.

NBAI may, from time to time, voluntarily reduce their fees payable by each Portfolio. For the period ended March 31, 1997, NBAI did not waive any fees.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Company for serving as a director or officer of the Company. NBAI pays each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. NBAI also reimburses expenses incurred by each unaffiliated Director in attending such meetings.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Company has adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Portfolio; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Portfolio ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares of each Portfolio; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor C Shares of each Portfolio (collectively, the "Plans"). The Administration Plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Portfolios to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Portfolios for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Portfolios to compensate servicing agents for services provided to their customers that own Investor C Shares. The Distribution Plan permits the Portfolios to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Portfolios' Investor C Shares. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Portfolios. Fees incurred pursuant to the Plans are charged as expenses of each Portfolio directly to the Primary B Shares, Investor A Shares and Investor C Shares, respectively.

For the period ended March 31, 1997, the effective rates incurred by the Portfolios, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                                                                               INVESTOR C
                                                                               INVESTOR A     DISTRIBUTION
                                      FUND                                        PLAN            PLAN
    ------------------------------------------------------------------------------------------------------
    LifeGoal Growth Portfolio................................................     0.25%           0.50%
    LifeGoal Balanced Growth Portfolio.......................................     0.25%           0.50%
    LifeGoal Income and Growth Portfolio.....................................     0.25%           0.50%

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of the underlying funds for the period ended March 31, 1997 were as follows:

                                                                              PURCHASES       SALES
                                                                              -----------------------
    LifeGoal Growth Portfolio...............................................  $1,833,375     $130,693
    LifeGoal Balanced Growth Portfolio......................................   2,277,045        7,785
    LifeGoal Income and Growth Portfolio....................................     331,817        1,956

At March 31, 1997, aggregate gross unrealized depreciation of the Underlying Funds for tax purposes was as follows:

                                                                                          TAX BASIS
                                                                                          UNREALIZED
                                                                                         DEPRECIATION
                                                                                          ----------
    LifeGoal Growth Portfolio........................................................      $ 84,465
    LifeGoal Balanced Growth Portfolio...............................................        73,431
    LifeGoal Income and Growth Portfolio.............................................         5,056

5.  CAPITAL STOCK.

As of March 31, 1997, 1,200,000,000 shares of $.001 par value capital stock were authorized for the Company. The Company's Articles of Incorporation authorizes the Board of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. Transactions in shares of capital stock were as follows:

                       NATIONS LIFEGOAL GROWTH PORTFOLIO

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               ----------------------
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    PRIMARY A SHARES:
      Shares sold............................................................  102,688     $1,097,781
      Shares issued upon reinvestment of dividends...........................      118          1,220
      Shares redeemed........................................................  (15,199)      (159,445)
                                                                               -------     ----------
      Net increase...........................................................   87,607     $  939,556
                                                                               =======     ==========

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    INVESTOR A SHARES:
      Shares sold............................................................   67,184     $  707,978
      Shares issued upon reinvestment of dividends...........................       57            588
      Shares redeemed........................................................     (115)        (1,201)
                                                                                ------       --------
      Net increase...........................................................   67,126     $  707,365
                                                                               =======     ==========

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                 NATIONS LIFEGOAL GROWTH PORTFOLIO (CONTINUED):

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    INVESTOR C SHARES:
      Shares sold............................................................    8,070     $   84,008
      Shares issued upon reinvestment of dividends...........................       --             --
      Shares redeemed........................................................       --             --
                                                                                ------       --------
      Net increase...........................................................    8,070     $   84,008
                                                                               =======     ==========

                   NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    PRIMARY A SHARES:
      Shares sold............................................................  209,694     $2,155,343
      Shares issued upon reinvestment of dividends...........................      770          7,739
      Shares redeemed........................................................     (914)        (9,189)
                                                                                ------       --------
      Net increase...........................................................  209,550     $2,153,893
                                                                               =======     ==========

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    INVESTOR A SHARES:
      Shares sold............................................................    9,407     $   94,998
      Shares issued upon reinvestment of dividends...........................       16            157
      Shares redeemed........................................................      (15)          (150)
                                                                                ------       --------
      Net increase...........................................................    9,408     $   95,005
                                                                               =======     ==========

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    INVESTOR C SHARES:
      Shares sold............................................................    1,998     $   20,417
      Shares issued upon reinvestment of dividends...........................        5             52
      Shares redeemed........................................................     (240)        (2,448)
                                                                                ------       --------
      Net increase...........................................................    1,763     $   18,021
                                                                                ======     ==========

                  NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    PRIMARY A SHARES:
      Shares sold............................................................   19,568     $  197,843
      Shares issued upon reinvestment of dividends...........................      169          1,688
      Shares redeemed........................................................     (401)        (4,028)
                                                                                ------       --------
      Net increase...........................................................   19,336     $  195,503
                                                                               =======     ==========

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

           NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO (CONTINUED):

                                                                                    PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                               ----------------------
    INVESTOR A SHARES:
      Shares sold............................................................   13,267     $  133,673
      Shares issued upon reinvestment of dividends...........................       52            524
      Shares redeemed........................................................     (175)        (1,778)
                                                                                ------       --------
      Net increase...........................................................   13,144     $  132,419
                                                                               =======     ==========

                                                                                   PERIOD ENDED
                                                                                     03/31/97*
                                                                               SHARES        AMOUNT
                                                                              -----------------------
    INVESTOR C SHARES:
      Shares sold...........................................................        96     $      960
      Shares issued upon reinvestment of dividends..........................        --             --
      Shares redeemed.......................................................        --             --
                                                                                ------       --------
      Net increase..........................................................        96     $      960
                                                                                ======     ==========

---------------
* The Portfolios commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

6.  PRINCIPAL SHAREHOLDERS.

At March 31, 1997 shareholders holding more than 10% of shares outstanding are as follows:

                                                                                               % OF TOTAL
                                FUND                              NUMBER OF SHAREHOLDERS   SHARES OUTSTANDING
    ------------------------------------------------------------  ----------------------   ------------------
    LifeGoal Income and Growth Portfolio........................             1                     28%

7.  RISK FACTORS OF THE PORTFOLIOS.

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until NBAI determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles each with inherent risks.

The officers and directors of the Company also serve as officers and directors of the Underlying Funds. In addition, NBAI, TradeStreet and NationsBank of Texas are all wholly-owned subsidiaries of NationsBank. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by NBAI. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transactions costs. NBAI, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. NBAI may, nevertheless, face conflicts in fulfilling its responsibilities to both the Portfolios and Underlying Funds.

NATIONS FUNDS
--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND DIRECTORS OF NATIONS LIFEGOAL FUNDS, INC.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, and Nations LifeGoal Income and Growth Portfolio (collectively referred to as the "Portfolios") at March 31, 1997 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the period October 2, 1996 (commencement of operations) through March 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
May 15, 1997

NATIONS FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

     Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

        Nations LifeGoal Growth Portfolio............................................  84.73%
        Nations LifeGoal Balanced Growth Portfolio...................................  14.96%
        Nations LifeGoal Income and Growth Portfolio.................................   4.42%

                   THE NATIONS FUNDS FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Emerging Markets Fund
                   Nations Pacific Growth Fund
                   Nations International Equity Fund
                   Nations Managed Smallcap Index Fund
                   Nations Emerging Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Capital Growth Fund

                   GROWTH AND INCOME
                   Nations Value Fund
                   Nations Managed Index Fund
                   Nations Equity Index Fund
                   Nations Equity Income Fund
                   Nations Balanced Assets Fund

                   LIFEGOAL PORTFOLIOS
                   LifeGoal Growth Portfolio
                   LifeGoal Balanced Growth Portfolio
                   LifeGoal Income and Growth Portfolio

                   BOND FUNDS
                   INCOME
                   Nations Global Government Income Fund
                   Nations Diversified Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund

                   TAX-EXEMPT INCOME
                   Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund

                   MONEY MARKET FUNDS
                   Nations Prime Fund
                   Nations Government Money Market Fund
                   Nations Treasury Fund
                   Nations Tax Exempt Fund

For more complete information on Nations Funds mutual funds, including charges and expenses, please contact Nations Funds or your Investment Representative for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

NATIONS                                                         BULK RATE
FUNDS                                                         U.S. POSTAGE
P.O. Box 34602                                                    PAID
Charlotte, NC 28234-4602                                     N READING, MA
Toll Free 1-800-982-2271                                       PERMIT NO.
                                                                  105